PGIM S&P 500 Max Buffer ETF – December
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 102.2%
Options Purchased*~ 102.2%
(cost $7,176,659)		$7,225,328

Total Long-Term Investments, BEFORE OPTION WRITTEN 102.2% (cost $7,176,659)		7,225,328
Option Written*~ (4.4)%
(premiums received $326,890)		(309,486)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTION WRITTEN 97.8% (cost $6,849,769)		6,915,842

Short-Term Investment 2.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $153,546)(wb)	153,546	153,546

TOTAL INVESTMENTS 100.0% (cost $7,003,315)		7,069,388
Liabilities in excess of other assets (0.0)%		(2,993)

Net Assets 100.0%		$7,066,395

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

* Non-income producing security.
# Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~ See tables subsequent to the Schedule of Investments for options detail.
(wb) Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$13.67		102		10	$6,879,344
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$683.39		102		10	345,984
Total Options Purchased (cost $7,176,659)								$7,225,328
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$731.09		102		10	$(309,486)
(premiums received $326,890)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1